Franklin Fund Allocator Series
Statement of Investments, October 31, 2019 (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
		Country	Shares/Units	Value
	Common Stocks and Other Equity Interests 88.3%
	Communication Services 11.4%
	Advanced Info Service PCL, fgn.	Thailand	207,500	$1,573,948
	Cheil Worldwide Inc.	South Korea	15,912	336,577
	China Mobile Ltd.	China	290,500	2,364,983
	China Telecom Corp. Ltd., H	China	1,146,000	488,419
	Cyfrowy Polsat SA	Poland	55,984	405,894
	Globe Telecom Inc.	Philippines	7,750	278,377
	LG Uplus Corp.	South Korea	25,342	291,305
	Megacable Holdings SAB de CV, units consisting of common stock	Mexico	900	3,694
	Surya Citra Media Tbk PT	Indonesia	1,342,200	116,655
	Taiwan Mobile Co. Ltd.	Taiwan	362,000	1,347,424
	Telkom SA SOC Ltd.	South Africa	65,096	297,769
	Tencent Holdings Ltd.	China	48,700	1,993,538
				9,498,583
	Consumer Discretionary 16.2%
[a]	Alibaba Group Holding Ltd., ADR	China	11,800	2,084,706
	Anta Sports Products Ltd.	China	57,000	558,595
	BAIC Motor Corp. Ltd., H	China	320,000	199,265
	Bosideng International Holdings Ltd.	Hong Kong	722,000	374,045
	China International Travel Service Corp. Ltd., A	China	16,030	205,741
	Eclat Textile Co. Ltd.	Taiwan	18,000	241,728
	Feng Tay Enterprise Co. Ltd.	Taiwan	74,000	499,918
	Giant Manufacturing Co. Ltd.	Taiwan	66,000	489,161
	Gree Electric Appliances Inc. of Zhuhai, A	China	25,400	211,802
	Haier Electronics Group Co. Ltd.	China	96,000	274,398
	Huayu Automotive Systems Co. Ltd.	China	25,600	91,316
	JUMBO SA	Greece	21,225	414,264
	Kia Motors Corp.	South Korea	48,723	1,771,814
	Li Ning Co. Ltd.	China	455,000	1,547,283
[a]	Midea Group Co. Ltd., A	China	32,600	257,021
	Mr. Price Group Ltd.	South Africa	58,431	617,755
[a]	New Oriental Education & Technology Group Inc., ADR	China	2,500	305,150
	Nien Made Enterprise Co. Ltd.	Taiwan	36,000	326,436
	Pou Chen Corp.	Taiwan	503,000	672,195
	Truworths International Ltd.	South Africa	25,309	89,700
[a]	Vipshop Holdings Ltd., ADR	China	99,000	1,142,460
	Woongjin Coway Co. Ltd.	South Korea	11,642	913,387
	Yum China Holdings Inc.	China	3,000	127,500
				13,415,640
	Consumer Staples 6.9%
	BGF Retail Co. Ltd.	South Korea	1,845	280,673
	British American Tobacco Malaysia Bhd.	Malaysia	33,100	149,083
	Dali Foods Group Co. Ltd.	China	222,500	152,463
	Eastern Co. SAE	Egypt	185,883	184,386
	Foshan Haitian Flavouring & Food Co. Ltd.	China	19,800	314,122
	JBS SA	United States	84,600	596,507
	Kimberly-Clark de Mexico SAB de CV, A	Mexico	255,600	513,424
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  1

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund (continued)
		Country	Shares/Units	Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
	KT&G Corp.	South Korea	14,827	$1,267,178
	Kweichow Moutai Co. Ltd., A	China	2,600	435,830
	Nestle (Malaysia) Bhd.	Malaysia	14,100	488,278
	Unilever Indonesia Tbk PT	Indonesia	251,600	783,729
	Uni-President China Holdings Ltd.	China	149,000	154,004
	Wuliangye Yibin Co. Ltd.	China	17,700	332,100
[a,b]	X5 Retail Group NV, GDR, Reg S	Russia	2,964	99,231
				5,751,008
	Energy 4.1%
	Adaro Energy Tbk PT	Indonesia	3,336,400	311,369
	Bukit Asam Tbk PT	Indonesia	662,900	106,257
	China Shenhua Energy Co. Ltd., H	China	255,000	518,668
	CNOOC Ltd.	China	553,000	829,839
[a]	Qatar Fuel QSC	Qatar	139,707	842,872
	Shaanxi Coal Industry Co. Ltd.	China	85,600	101,900
	Tatneft PAO	Russia	39,043	455,508
	Yanzhou Coal Mining Co. Ltd., H	China	236,000	240,011
				3,406,424
	Financials 17.7%
	Banco Macro SA, ADR	Argentina	5,900	135,110
	Bank of China Ltd., A	China	351,000	184,488
	Bank of China Ltd., H	China	5,392,000	2,208,595
	Bank of Communications Co. Ltd., A	China	403,900	321,881
	Bank of Communications Co. Ltd., H	China	691,000	472,611
	Bank of Jiangsu Co. Ltd., A	China	118,800	119,315
	Bank of Nanjing Co. Ltd., A	China	78,400	96,114
	Chailease Holding Co. Ltd.	Taiwan	134,000	604,237
	China CITIC Bank Corp. Ltd., H	China	2,044,000	1,186,734
	China Construction Bank Corp., H	China	1,897,000	1,527,418
	China Everbright Bank Co. Ltd., A	China	382,700	235,943
	China Everbright Bank Co. Ltd., H	China	328,000	151,092
	China Minsheng Banking Corp. Ltd., A	China	364,900	318,792
	China Minsheng Banking Corp. Ltd., H	China	1,637,500	1,147,136
	Chongqing Rural Commercial Bank Co. Ltd., H	China	293,000	156,654
	Dubai Islamic Bank PJSC	United Arab Emirates	628,396	905,102
	Industrial Bank Co. Ltd., A	China	208,900	555,524
	IRB Brasil Resseguros SA	Brazil	210,100	1,978,859
	Korea Investment Holdings Co. Ltd.	South Korea	8,625	499,774
[a]	Meritz Securities Co. Ltd.	South Korea	72,418	279,131
	RMB Holdings Ltd.	South Africa	180,032	946,562
	Shanghai Pudong Development Bank Co. Ltd., A	China	302,100	536,866
	Sul America SA, units consisting of common stock and preferred stock	Brazil	700	8,425
[a]	Turkiye Is Bankasi AS, C	Turkey	115,051	116,703
				14,693,066
  |  2

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund (continued)
		Country	Shares/Units	Value
	Common Stocks and Other Equity Interests (continued)
	Health Care 2.5%
	China Medical System Holdings Ltd.	China	314,000	$427,118
	CSPC Pharmaceutical Group Ltd.	China	274,000	704,510
	Luye Pharma Group Ltd.	China	254,500	188,680
	Richter Gedeon Nyrt	Hungary	7,455	138,135
	Shandong Weigao Group Medical Polymer Co. Ltd., H	China	452,000	519,666
	Sihuan Pharmaceutical Holdings Group Ltd.	China	896,000	117,762
				2,095,871
	Industrials 2.7%
	Daqin Railway Co. Ltd., A	China	152,900	165,726
	HDC Hyundai Development Co-Engineering & Construction	South Korea	6,175	163,336
	Metallurgical Corp. of China Ltd.	China	679,000	143,826
	Posco International Corp.	South Korea	11,826	184,453
	S-1 Corp.	South Korea	3,983	318,959
	Sany Heavy Industry Co. Ltd., A	China	86,000	164,560
	Shanghai International Airport Co. Ltd., A	China	8,400	90,987
	Sinotruk Hong Kong Ltd.	China	141,500	214,503
	TAV Havalimanlari Holding AS	Turkey	26,789	122,188
	Weichai Power Co. Ltd., A	China	61,600	101,157
	Weichai Power Co. Ltd., H	China	234,000	369,656
	Westports Holdings Bhd.	Malaysia	192,300	196,971
				2,236,322
	Information Technology 17.1%
	Advantech Co. Ltd.	Taiwan	76,000	751,451
	Chicony Electronics Co. Ltd.	Taiwan	131,000	406,838
	Globalwafers Co. Ltd.	Taiwan	48,000	574,558
[a]	Globant SA	Argentina	1,800	167,868
	Infosys Ltd., ADR	India	93,800	899,542
	Lite-On Technology Corp.	Taiwan	489,000	805,031
	Novatek Microelectronics Corp. Ltd.	Taiwan	124,000	797,035
	Realtek Semiconductor Corp.	Taiwan	106,000	787,361
	Samsung Electronics Co. Ltd.	South Korea	72,585	3,126,525
	SK Hynix Inc.	South Korea	9,427	660,651
	Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	375,000	3,670,924
	Walsin Technology Corp.	Taiwan	67,000	403,191
	Wistron Corp.	Taiwan	636,000	582,960
	Zhen Ding Technology Holding Ltd.	Taiwan	117,000	556,357
				14,190,292
	Materials 4.1%
	Anhui Conch Cement Co. Ltd., A	China	41,000	245,551
	Anhui Conch Cement Co. Ltd., H	China	141,000	844,726
	Kumba Iron Ore Ltd.	South Africa	14,956	364,113
	MMC Norilsk Nickel PJSC	Russia	6,907	1,926,577
				3,380,967
  |  3

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund (continued)
		Country	Shares/Units	Value
	Common Stocks and Other Equity Interests (continued)
	Real Estate 3.1%
	China Aoyuan Group Ltd.	China	212,000	$272,142
	China Fortune Land Development Co. Ltd., A	China	30,700	124,509
	China Overseas Land & Investment Ltd.	China	246,000	778,481
	Emaar Development PJSC	United Arab Emirates	184,197	203,117
	Emaar Properties PJSC	United Arab Emirates	103,744	120,614
	Fibra Uno Administracion SA de CV	Mexico	250,600	380,824
	KWG Group Holdings Ltd.	China	285,500	288,531
	Logan Property Holdings Co. Ltd.	China	136,000	207,901
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., B	China	174,959	192,805
				2,568,924
	Utilities 2.5%
	Aguas Andinas SA, A	Chile	559,607	256,571
	China Resources Gas Group Ltd.	China	74,000	446,636
	Companhia de Saneamento Basico do Estado de Sao Paulo	Brazil	41,500	564,952
	Enel Chile SA	Chile	929,169	76,406
	Engie Brasil Energia SA	Brazil	35,700	402,712
	Manila Electric Co.	Philippines	53,320	355,327
				2,102,604
	Total Common Stocks and Other Equity Interests (Cost $73,208,153)			73,339,701

	Management Investment Companies 8.1%
	Financials 8.1%
	iShares MSCI India ETF	India	97,741	3,386,726
[a]	iShares MSCI Russia ETF	Russia	50,678	2,114,286
[a]	iShares MSCI Saudi Arabia ETF	Saudi Arabia	43,646	1,257,878
	Total Management Investment Companies (Cost $6,723,896)			6,758,890
  |  4

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund (continued)
		Country	Shares	Value
	Preferred Stocks 0.1%
	Financials 0.1%
[c]	Grupo Aval Acciones y Valores SA, 4.043%, pfd.	Colombia	29,599	$12,128
[c]	Itausa-Investimentos Itau SA, 8.701%, pfd.	Brazil	6,500	22,211
	Total Preferred Stocks (Cost $32,111)			34,339
	Total Investments (Cost $79,964,160) 96.5%			80,132,930
	Other Assets, less Liabilities 3.5%			2,886,923
	Net Assets 100.0%			$83,019,853

See Abbreviations on page 17.
[a]Non-income producing.
[b]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2019, the value of this security was $99,231, representing 0.1% of net assets.
[c]Variable rate security. The rate shown represents the yield at period end.
  |  5

Franklin Fund Allocator Series
Statement of Investments, October 31, 2019 (unaudited)
Franklin International Core Equity (IU) Fund
		Country	Shares	Value
	Common Stocks 99.0%
	Communication Services 8.1%
	Auto Trader Group PLC	United Kingdom	116,966	$851,866
	Deutsche Telekom AG	Germany	206,787	3,636,567
	Kakaku.com Inc.	Japan	29,800	696,258
	KDDI Corp.	Japan	76,300	2,119,032
	Nippon Telegraph & Telephone Corp.	Japan	46,500	2,314,988
	NTT DOCOMO Inc.	Japan	91,700	2,526,346
	Proximus SADP	Belgium	43,903	1,348,007
	SES SA, IDR	Luxembourg	15,430	298,922
	Softbank Corp.	Japan	101,500	1,395,819
	Swisscom AG	Switzerland	4,071	2,079,968
	Telefonica SA	Spain	444,430	3,407,750
	Telstra Corp. Ltd.	Australia	512,895	1,234,118
[a]	UbiSoft Entertainment SA	France	7,514	443,656
				22,353,297
	Consumer Discretionary 12.7%
	Adidas AG	Germany	7,229	2,232,104
	Bandai Namco Holdings Inc.	Japan	15,200	938,590
	Barratt Developments PLC	United Kingdom	249,387	2,039,208
	The Berkeley Group Holdings PLC	United Kingdom	18,231	1,039,399
	Bridgestone Corp.	Japan	59,500	2,492,184
	Burberry Group PLC	United Kingdom	35,108	929,625
	Cie Generale des Etablissements Michelin SCA	France	12,268	1,492,761
	Faurecia SE	France	16,209	755,295
	Fiat Chrysler Automobiles NV	United Kingdom	94,610	1,469,662
	Harvey Norman Holdings Ltd.	Australia	201,894	569,311
	Hennes & Mauritz AB, B	Sweden	43,013	898,675
	Hermes International	France	4,423	3,181,767
	Industria de Diseno Textil SA	Spain	53,722	1,674,656
	Moncler SpA	Italy	30,885	1,189,766
	Next PLC	United Kingdom	16,273	1,387,542
	Nokian Renkaat OYJ	Finland	35,676	1,018,610
	Pandora AS	Denmark	16,831	827,612
	Persimmon PLC	United Kingdom	86,425	2,549,313
	Peugeot SA	France	91,806	2,324,281
	Sekisui House Ltd.	Japan	113,400	2,459,442
	Taylor Wimpey PLC	United Kingdom	1,478,035	3,168,862
	Zozo Inc.	Japan	16,400	384,390
				35,023,055
	Consumer Staples 12.0%
[a]	a2 Milk Co. Ltd.	New Zealand	36,044	300,472
	Coca-Cola Amatil Ltd.	Australia	194,231	1,359,212
	Colruyt SA	Belgium	20,280	1,127,295
	Heineken Holding NV	Netherlands	28,933	2,755,771
	Jeronimo Martins SGPS SA	Portugal	36,862	618,533
	Koninklijke Ahold Delhaize NV	Netherlands	104,106	2,592,143
	L’Oreal SA	France	14,961	4,368,396
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  6

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin International Core Equity (IU) Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Consumer Staples (continued)
	Nestle SA	Switzerland	83,154	$8,878,077
	Seven & i Holdings Co. Ltd.	Japan	40,800	1,549,104
	Sundrug Co. Ltd.	Japan	26,300	875,571
	Toyo Suisan Kaisha Ltd.	Japan	32,800	1,385,081
	Unilever PLC	United Kingdom	55,550	3,326,455
	Vitasoy International Holdings Ltd.	Hong Kong	96,000	390,772
[b]	WH Group Ltd., Reg S	Hong Kong	857,000	909,841
	Woolworths Group Ltd.	Australia	104,465	2,687,913
				33,124,636
	Energy 6.9%
	Caltex Australia Ltd.	Australia	74,778	1,405,924
	Eni SpA	Italy	196,046	2,967,082
	Neste Oil OYJ	Finland	36,250	1,308,303
	OMV AG	Austria	6,150	358,868
	Royal Dutch Shell PLC, A	United Kingdom	256,692	7,425,432
	Royal Dutch Shell PLC, B	United Kingdom	17,510	503,116
	Total SA	France	99,535	5,232,522
				19,201,247
	Financials 13.7%
	3i Group PLC	United Kingdom	263,528	3,850,850
	Admiral Group PLC	United Kingdom	71,612	1,875,805
	Allianz SE	Germany	27,745	6,776,736
	Baloise Holding AG	Switzerland	13,593	2,510,664
	Bank Leumi Le-Israel BM	Israel	71,336	519,462
	Bank of Ireland Group PLC	Ireland	153,776	739,536
	Direct Line Insurance Group PLC	United Kingdom	486,551	1,715,053
	Gjensidige Forsikring ASA	Norway	74,444	1,391,560
	Hargreaves Lansdown PLC	United Kingdom	34,646	795,312
	Israel Discount Bank Ltd.	Israel	74,257	339,275
	Legal & General Group PLC	United Kingdom	1,180,309	4,032,056
	Medibank Private Ltd.	Australia	504,773	1,176,293
	Mitsubishi UFJ Lease & Finance Co. Ltd.	Japan	153,800	952,838
	Mizrahi Tefahot Bank Ltd.	Israel	29,595	734,038
	ORIX Corp.	Japan	160,200	2,531,660
	Partners Group Holding AG	Switzerland	4,739	3,695,310
	Shinsei Bank Ltd.	Japan	58,100	915,740
	Singapore Exchange Ltd.	Singapore	302,000	1,984,841
	Swedbank AB, A	Sweden	92,768	1,297,424
				37,834,453
	Health Care 13.6%
	Alfresa Holdings Corp.	Japan	39,900	898,614
	Astellas Pharma Inc.	Japan	130,600	2,247,720
	Chugai Pharmaceutical Co. Ltd.	Japan	19,200	1,626,893
	Cochlear Ltd.	Australia	6,993	1,019,903
	Fisher & Paykel Healthcare Corp. Ltd.	New Zealand	53,410	655,871
	Hisamitsu Pharmaceutical Co. Inc.	Japan	13,000	610,363
  |  7

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin International Core Equity (IU) Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Health Care (continued)
	Hoya Corp.	Japan	19,200	$1,707,437
	Medipal Holdings Corp.	Japan	65,800	1,512,391
	Novartis AG	Switzerland	58,350	5,092,353
	Novo Nordisk AS, B	Denmark	92,105	5,030,134
	Orion OYJ	Finland	21,508	953,278
	Recordati SpA	Italy	14,158	594,825
	Roche Holding AG	Switzerland	27,059	8,141,427
	Sanofi	France	35,695	3,289,155
	Sartorius Stedim Biotech	France	4,629	692,838
	Shionogi & Co. Ltd.	Japan	31,600	1,907,383
	Sumitomo Dainippon Pharma Co. Ltd.	Japan	19,500	343,464
	Suzuken Co. Ltd.	Japan	26,500	1,423,346
				37,747,395
	Industrials 11.5%
	Atlas Copco AB	Sweden	34,266	1,061,375
	Atlas Copco AB, A	Sweden	53,405	1,886,483
	Cimic Group Ltd.	Australia	31,848	724,820
	ComfortDelGro Corp. Ltd.	Singapore	486,100	821,930
	Geberit AG	Switzerland	5,365	2,722,610
	Japan Airlines Co. Ltd.	Japan	42,800	1,337,289
	Kajima Corp.	Japan	94,800	1,313,338
	Kamigumi Co. Ltd.	Japan	40,100	911,288
	Leonardo SpA	Italy	64,461	748,410
	Mitsubishi Heavy Industries Ltd.	Japan	76,200	3,106,287
	Obayashi Corp.	Japan	211,000	2,188,452
	Persol Holdings Co. Ltd.	Japan	29,200	565,153
	Randstad NV	Netherlands	28,286	1,566,012
	Recruit Holdings Co. Ltd.	Japan	44,200	1,478,040
	SGS SA	Switzerland	904	2,353,360
	Societe BIC SA	France	10,944	759,814
	Sumitomo Heavy Industries Ltd.	Japan	40,800	1,282,734
	Toppan Printing Co. Ltd.	Japan	69,000	1,284,984
	West Japan Railway Co.	Japan	24,700	2,154,002
	Wolters Kluwer NV	Netherlands	41,012	3,019,800
	Yangzijiang Shipbuilding Holdings Ltd.	Singapore	885,300	621,549
				31,907,730
	Information Technology 5.7%
[a]	Adyen NV	Netherlands	770	540,517
	Brother Industries Ltd.	Japan	59,500	1,132,310
[a]	Check Point Software Technologies Ltd.	Israel	15,300	1,719,873
[a]	CyberArk Software Ltd.	United States	6,200	629,796
	FUJIFILM Holdings Corp.	Japan	41,800	1,850,294
	Halma PLC	United Kingdom	66,058	1,603,245
	Hitachi Ltd.	Japan	59,400	2,238,261
	NEC Corp.	Japan	22,900	911,886
	Oracle Corp. Japan	Japan	11,200	993,619
	Otsuka Corp.	Japan	23,000	935,037
  |  8

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin International Core Equity (IU) Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Information Technology (continued)
The Sage Group PLC	United Kingdom	169,384	$1,579,446
Tokyo Electron Ltd.	Japan	7,300	1,492,314
			15,626,598
Materials 8.3%
BHP Group Ltd.	Australia	159,738	3,959,223
BHP Group PLC	United Kingdom	133,111	2,819,027
Boliden AB	Sweden	49,813	1,339,431
EMS-Chemie Holding AG	Switzerland	2,907	1,818,256
Evraz PLC	Russia	137,557	654,344
Fortescue Metals Group Ltd.	Australia	132,280	812,596
Mondi PLC	United Kingdom	78,988	1,634,642
Rio Tinto Ltd.	Australia	46,025	2,883,799
Rio Tinto PLC	Australia	79,966	4,158,181
Showa Denko K.K.	Japan	18,600	529,657
Taiheiyo Cement Corp.	Japan	39,600	1,129,490
Tosoh Corp.	Japan	87,200	1,209,664
			22,948,310
Real Estate 4.1%
Aroundtown SA	Germany	170,495	1,438,698
Daito Trust Construction Co. Ltd.	Japan	4,100	545,604
Dexus	Australia	90,532	747,135
Goodman Group	Australia	186,377	1,849,081
Link REIT	Hong Kong	85,500	932,265
Sun Hung Kai Properties Ltd.	Hong Kong	147,000	2,230,285
Swire Pacific Ltd., A	Hong Kong	153,500	1,463,155
Wheelock and Co. Ltd.	Hong Kong	324,000	2,007,222
			11,213,445
Utilities 2.4%
AGL Energy Ltd.	Australia	102,188	1,393,571
Endesa SA	Spain	111,588	3,036,680
Tokyo Electric Power Co. Holdings Inc.	Japan	120,800	561,574
Veolia Environnement SA	France	65,730	1,727,885
			6,719,710
Total Common Stocks (Cost $264,661,494)			273,699,876
Other Assets, less Liabilities 1.0%			2,815,640
Net Assets 100.0%			$276,515,516

See Abbreviations on page 17.
[a]Non-income producing.
[b]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2019, the value of this security was $909,841, representing 0.3% of net assets.
  |  9

Franklin Fund Allocator Series
Statement of Investments, October 31, 2019 (unaudited)
Franklin U.S. Core Equity (IU) Fund
		Shares	Value
	Common Stocks 99.0%
	Communication Services 7.1%
[a]	Alphabet Inc., A	4,472	$5,629,354
[a]	Alphabet Inc., C	4,664	5,877,153
[a]	AMC Networks Inc., A	11,275	491,026
	Cable One Inc.	1,100	1,457,907
[a]	Electronic Arts Inc.	10,378	1,000,439
[a]	Facebook Inc., A	37,043	7,099,291
	Match Group Inc.	4,955	361,665
	Verizon Communications Inc.	77,378	4,679,048
			26,595,883
	Consumer Discretionary 10.5%
[a]	Amazon.com Inc.	6,037	10,725,696
[a]	AutoZone Inc.	1,167	1,335,491
	Best Buy Co. Inc.	16,466	1,182,753
[a]	Bright Horizons Family Solutions Inc.	12,410	1,843,133
	Columbia Sportswear Co.	7,577	685,340
	Darden Restaurants Inc.	8,566	961,705
	Garmin Ltd.	20,556	1,927,125
	Gentex Corp.	28,314	794,208
[a]	Grand Canyon Education Inc.	6,244	574,198
	H&R Block Inc.	28,201	704,743
	Hasbro Inc.	7,222	702,773
[a]	Lululemon Athletica Inc.	5,132	1,048,314
	NIKE Inc., B	37,795	3,384,542
[a]	O’Reilly Automotive Inc.	2,741	1,193,733
	Ralph Lauren Corp.	6,531	627,368
	Ross Stores Inc.	14,224	1,559,946
[a]	Skechers USA Inc., A	11,353	424,262
	Starbucks Corp.	30,556	2,583,815
	The TJX Cos. Inc.	49,586	2,858,633
	Tractor Supply Co.	8,576	814,891
[a]	Ulta Beauty Inc.	2,296	535,312
	Williams-Sonoma Inc.	9,544	637,444
	Yum! Brands Inc.	21,952	2,232,738
			39,338,163
	Consumer Staples 6.2%
	Estee Lauder Cos. Inc., A	9,377	1,746,654
	Flowers Foods Inc.	51,009	1,107,915
	The Hershey Co.	13,505	1,983,479
	The J. M. Smucker Co.	9,702	1,025,307
	The Kroger Co.	38,562	950,168
[a]	Monster Beverage Corp.	16,921	949,776
	Nu Skin Enterprises Inc., A	11,457	510,753
	PepsiCo Inc.	37,111	5,090,516
	The Procter & Gamble Co.	49,758	6,195,369
	Sysco Corp.	28,314	2,261,439
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  10

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund (continued)
		Shares	Value
	Common Stocks (continued)
	Consumer Staples (continued)
	Tyson Foods Inc.	16,833	$1,393,604
			23,214,980
	Energy 4.5%
	Cabot Oil & Gas Corp., A	33,175	618,382
	Chevron Corp.	42,507	4,936,763
	ConocoPhillips	53,169	2,934,929
	Exxon Mobil Corp.	99,331	6,711,796
	Valero Energy Corp.	17,085	1,656,903
			16,858,773
	Financials 13.7%
	The Allstate Corp.	27,605	2,937,724
	American Express Co.	29,792	3,494,006
[a]	Arch Capital Group Ltd.	63,510	2,652,178
	Assured Guaranty Ltd.	26,193	1,228,976
	Chimera Investment Corp.	48,972	992,173
	Chubb Ltd.	20,407	3,110,435
	Discover Financial Services	23,993	1,925,678
	Eaton Vance Corp.	29,667	1,352,815
	Erie Indemnity Co., A	5,413	997,453
	FactSet Research Systems Inc.	7,525	1,907,738
	Fidelity National Financial Inc.	32,487	1,489,204
	First American Financial Corp.	23,350	1,442,563
	The Hanover Insurance Group Inc.	10,682	1,406,926
	Invesco Ltd.	65,550	1,102,551
	MarketAxess Holdings Inc.	2,204	812,372
	MetLife Inc.	40,825	1,910,202
	MGIC Investment Corp.	84,488	1,158,330
	Moody’s Corp.	14,941	3,297,329
	Morningstar Inc.	5,156	834,447
	Navient Corp.	54,600	751,842
	Old Republic International Corp.	68,823	1,537,506
	The Progressive Corp.	22,121	1,541,834
	S&P Global Inc.	16,116	4,157,767
	Santander Consumer USA Holdings Inc.	27,902	699,782
	SEI Investments Co.	30,970	1,855,722
	Synchrony Financial	53,686	1,898,874
	T. Rowe Price Group Inc.	23,241	2,691,308
	W. R. Berkley Corp.	35,003	2,446,710
			51,634,445
	Health Care 12.1%
	Agilent Technologies Inc.	23,171	1,755,203
	Amgen Inc.	17,896	3,816,322
[a]	Biogen Inc.	7,117	2,125,919
	Bruker Corp.	21,535	958,308
[a]	Celgene Corp.	16,822	1,817,281
  |  11

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund (continued)
		Shares	Value
	Common Stocks (continued)
	Health Care (continued)
	Cerner Corp.	16,796	$1,127,348
[a]	Charles River Laboratories International Inc.	7,620	990,448
	Chemed Corp.	3,953	1,557,126
	The Cooper Cos. Inc.	5,271	1,533,861
	Danaher Corp.	24,047	3,314,158
[a]	Edwards Lifesciences Corp.	6,126	1,460,316
	Eli Lilly & Co.	21,843	2,489,010
[a]	Exelixis Inc.	20,086	310,329
[a]	Henry Schein Inc.	13,820	864,925
[a]	IDEXX Laboratories Inc.	6,750	1,923,817
[a]	Masimo Corp.	9,165	1,336,165
	Medtronic PLC	37,305	4,062,514
	Merck & Co. Inc.	51,341	4,449,211
[a]	Mettler-Toledo International Inc.	2,134	1,504,342
[a]	QIAGEN NV (Netherlands)	33,384	995,177
[a]	Regeneron Pharmaceuticals Inc.	3,423	1,048,396
	Stryker Corp.	13,920	3,010,478
[a]	Varian Medical Systems Inc.	9,375	1,132,594
[a]	Veeva Systems Inc.	5,642	800,205
	West Pharmaceutical Services Inc.	8,574	1,233,284
			45,616,737
	Industrials 10.8%
	Acuity Brands Inc.	4,514	563,302
	AGCO Corp.	15,272	1,171,210
	Amerco	2,309	935,237
	Cintas Corp.	9,224	2,478,212
[a]	Copart Inc.	14,666	1,211,998
	Crane Co.	13,425	1,027,281
	Cummins Inc.	11,746	2,025,950
	Graco Inc.	40,794	1,843,889
	Heico Corp.	7,109	876,824
	HEICO Corp., A	3,410	324,871
[a]	IHS Markit Ltd.	38,576	2,701,092
	Ingersoll-Rand PLC	15,793	2,003,974
	Lockheed Martin Corp.	10,487	3,950,243
	ManpowerGroup Inc.	15,112	1,373,983
	Northrop Grumman Corp.	5,748	2,026,055
	Quanta Services Inc.	32,802	1,379,324
	Raytheon Co.	12,649	2,684,244
	Robert Half International Inc.	24,334	1,393,608
	Spirit AeroSystems Holdings Inc.	11,543	944,448
[a]	Teledyne Technologies Inc.	5,990	1,974,304
	Toro Co.	14,957	1,153,634
	United Parcel Service Inc., B	16,047	1,848,133
	W.W. Grainger Inc.	2,837	876,179
	Waste Management Inc.	27,068	3,037,300
  |  12

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund (continued)
		Shares	Value
	Common Stocks (continued)
	Industrials (continued)
[a]	WESCO International Inc.	11,679	$585,702
			40,390,997
	Information Technology 22.9%
	Accenture PLC, A	23,129	4,288,579
[a]	Akamai Technologies Inc.	17,083	1,477,680
[a]	ANSYS Inc.	10,263	2,259,399
	Apple Inc.	65,299	16,243,779
[a]	Aspen Technology Inc.	8,879	1,022,062
	Automatic Data Processing Inc.	18,295	2,967,998
	Booz Allen Hamilton Holding Corp.	21,044	1,480,866
[a]	CACI International Inc., A	5,415	1,211,606
[a]	Cadence Design Systems Inc.	24,198	1,581,339
	Citrix Systems Inc.	18,966	2,064,639
	Cognizant Technology Solutions Corp., A	22,054	1,343,971
	Dolby Laboratories Inc., A	17,791	1,144,495
[a]	EPAM Systems Inc.	6,377	1,122,097
[a]	Euronet Worldwide Inc.	4,338	607,624
[a]	F5 Networks Inc.	8,642	1,245,139
[a]	Fair Isaac Corp.	4,673	1,420,779
	Intel Corp.	75,945	4,293,171
	Intuit Inc.	10,614	2,733,105
[a]	Manhattan Associates Inc.	9,757	731,287
	Mastercard Inc., A	22,565	6,246,218
	Microsoft Corp.	119,986	17,202,393
	Oracle Corp.	61,514	3,351,898
	Skyworks Solutions Inc.	10,500	956,130
	SYNNEX Corp.	7,334	863,505
[a]	Synopsys Inc.	19,290	2,618,617
	Texas Instruments Inc.	29,587	3,490,970
	Ubiquiti Inc.	2,735	346,224
	VMware Inc., A	5,018	794,199
	Xilinx Inc.	9,287	842,702
			85,952,471
	Materials 4.2%
	Air Products and Chemicals Inc.	12,948	2,761,291
	AptarGroup Inc.	16,469	1,945,812
	Avery Dennison Corp.	12,297	1,572,294
	LyondellBasell Industries NV, A	31,486	2,824,294
	Packaging Corp. of America	13,037	1,427,030
	Reliance Steel & Aluminum Co.	16,736	1,942,046
	RPM International Inc.	17,937	1,299,177
	The Sherwin-Williams Co.	3,646	2,086,679
			15,858,623
  |  13

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund (continued)
		Shares	Value
	Common Stocks (continued)
	Real Estate 4.3%
	Brookfield Property REIT Inc.	24,521	$463,447
[a]	CBRE Group Inc.	44,667	2,391,918
	EPR Properties	19,532	1,519,394
	Equity Lifestyle Properties Inc.	39,575	2,767,876
	Gaming and Leisure Properties Inc.	52,928	2,136,174
	Lamar Advertising Co., A	22,441	1,795,504
	Medical Properties Trust Inc.	115,134	2,386,728
	Public Storage	11,654	2,597,210
			16,058,251
	Utilities 2.7%
	American Water Works Co. Inc.	30,448	3,753,325
	Atmos Energy Corp.	30,098	3,385,423
	National Fuel Gas Co.	21,321	966,055
	UGI Corp.	39,235	1,870,332
			9,975,135
	Total Common Stocks (Cost $364,600,440) 99.0%		371,494,458
	Other Assets, less Liabilities 1.0%		3,879,453
	Net Assets 100.0%		$375,373,911

See Abbreviations on page 17.
[a]Non-income producing.
  |  14

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
1.  ORGANIZATION
Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-five separate funds, three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
The Funds commenced operations effective August 1, 2019.
2.  FINANCIAL INSTRUMENT VALUATION
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
  |  15

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
2.  FINANCIAL INSTRUMENT VALUATION (continued)
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3.  CONCENTRATION OF RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy. Certain or all Funds may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Funds’ portfolio. While the Funds hold securities of certain issuers impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Funds’ ability to sell these securities. At October 31, 2019, Franklin Emerging Market Core Equity (IU) Fund had 5.5% of its net assets invested in Russia. The remaining Funds in the Trust did not have a significant investment in Russia.
4.  FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At October 31, 2019, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statements of Investments.
5.  SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
  |  16

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
ABBREVIATIONS
Selected Portfolio
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
IDR	International Depository Receipt
REIT	Real Estate Investment Trust

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.
  |  17